Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021 MXN ($)	Sep. 30, 2021 MXN ($)	Sep. 30, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 MXN ($)	Feb. 28, 2021 MXN ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)
Disclosure of equity [line items]
Recognized net losses				$ 605,176,101			$ 100,237,776
Negative equity amount				2,404,727,030			2,090,666,509
Negative working capital		$ 417,799,738		442,550,332
Gain (loss) on non-controlling interest		(226,868)		(369,692)
Net actuarial gains (losses)		$ 241,528,141		$ (54,156)
Total available Credit lines							193,356,200
Short- term debt principal maturities							$ 468,639,417
Percentage of discount and return on plan asset				7.08%		8.33%	8.33%
Borrowings				$ 2,232,694,117	$ 2,055,612		$ 2,260,747,244		$ 2,100,000	$ 42,000,000
Percentage of share profit duty		54.00%		58.00%
Available credit lines						$ 7,700,000	37,000,000
Post-employment benefit expense, defined benefit plans		$ (10,468,424)	$ (54,170)
Equity contribution receivable from Mexican Government							45,050,000
Additional Mexican Government contribution								$ 96,720,000
Dos Bocas Refinery [Member]
Disclosure of equity [line items]
Additional equity contribution receivable from Mexican Government							40,802,000
Aggregate proceeds of equity contirbutions from Mexican Government							71,130,000
Other Revenue [Member]
Disclosure of equity [line items]
Non refundable funds	$ 4,884,649
Forecast [Member]
Disclosure of equity [line items]
Total Approved financing for 2021							42,100,000
Approved financing for 2021						1,000,000	22,000,000
Lines Of Credit [member]
Disclosure of equity [line items]
Total available Credit lines						301,000
Aggregate available credit lines						301,000	6,112,106
Borrowings			$ 37,000,000			$ 7,399,000	187,244,094
Tax Credit Realted to Share Profit Duty [member]
Disclosure of equity [line items]
Tax credit related to share-profit duty applied							$ 54,960,000
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance		92,687,000
Tax Benefit from Mexican Governmet [member]
Disclosure of equity [line items]
Tax credit applicable to share-profit duty				$ 73,280,000
Contributions A [member]
Disclosure of equity [line items]
Increase in Certificates of Contribution		$ 167,850,000		$ 46,256,000